Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
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Property, Plant and Equipment
16.	PROPERTY, PLANT AND EQUIPMENT

	Buildings	Plant and machinery	Furniture, fixtures and equipment	Motor vehicles	Construction in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
COST
As of January 1, 2016	952,775	1,236,016	6,733	18,192	95,328	2,309,044
Additions	485	22,578	5	85	4,704	27,857
Transfer	—	24,522	—	—	(24,522)	—
Disposals	—	(3,318)	—	—	—	(3,318)

As of December 31, 2016	953,260	1,279,798	6,738	18,277	75,510	2,333,583
Additions	—	169	—	78	41,467	41,714
Transfer	—	82,007	—	—	(82,007)	—
Disposals	—	—	—	(5,158)	—	(5,158)

As of December 31, 2017	953,260	1,361,974	6,738	13,197	34,970	2,370,139

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of January 1, 2016	244,115	539,116	5,287	14,208	—	802,726
Provided for the year	48,366	104,546	516	1,355	—	154,783
Eliminated on disposal	—	(3,213)	—	—	—	(3,213)

As of December 31, 2016	292,481	640,449	5,803	15,563	—	954,296
Provided for the year	48,376	98,566	272	745	—	147,959
Eliminated on disposal	—	(771)	—	(4,119)	—	(4,890)

As of December 31, 2017	340,857	738,244	6,075	12,189	—	1,097,365

CARRYING VALUE
As of December 31, 2016	660,779	639,349	935	2,714	75,510	1,379,287

As of December 31, 2017	612,403	623,730	663	1,008	34,970	1,272,774

	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

As of December 31, 2017	94,124	95,866	102	155	5,375	195,622

Construction in progress represents plant and equipment pending for installation in the PRC.

Depreciation is provided to the above items of property, plant and equipment other than construction in progress so as to write off the cost of assets, over their estimated useful lives and after taking into account their estimated residual value of 5%, using the straight-line method, on the following bases:

Buildings	20 years or the remaining period of the leases, if shorter
Plant and machinery	3 to 13 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

As of December 31, 2017 and 2016, the Group has not yet obtained property ownership certificate for a portion of its buildings having a carrying amount of RMB182,011,000 (US$27,975,000) and RMB191,698,000, respectively. However, in the opinion of the directors of the Company, the absence of such ownership certificates has no material impact to the ownership of such properties to the Group. The directors expect that they will obtain the property ownership rights by 2018.

No impairment loss was made to the carrying amounts of the property, plant and equipment for the years ended December 31, 2015, 2016 and 2017.